Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Current Assets:
Cash	$ 25,000		$ 41,154		$ 25,000
Prepaid expenses	460,576		210,241		195,463
Total Current Assets	485,576		251,395		220,463
Cash held in the Trust Account	15,469,492
Cash equivalents held in the Trust Account			31,445,874		250,017,673
Other assets					570,844
Total Assets	15,955,068		31,697,269		250,808,980
Current Liabilities:
Accrued expenses	1,340,161		1,189,676		1,349,132
Payables to related party					570,844
Sponsor loan – promissory notes	9,120,545		8,200,162		734,425
Franchise tax payable	80,000		70,065		200,000
Other current liability	62,406
Total Current Liabilities	10,603,112		9,459,903		2,854,401
Warrant liability	669,787		178,780		5,300,188
FPS liability	2,763,872		2,504,214		2,006,525
Total Liabilities	14,036,771		12,142,897		10,161,114
Commitments and Contingencies
Subject to possible redemption	15,369,492		31,169,832		250,000,000
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital	452,382		694,592		146,555
Accumulated deficit	(13,904,256)		(12,310,731)		(9,499,368)
Total Stockholders’ Deficit	(13,451,195)		(11,615,460)		(9,352,134)
Total Liabilities, Stockholders’ Deficit and Commitments and Contingencies	15,955,068		31,697,269		250,808,980
Class A Common Stock
Stockholders’ Deficit:
Common stock	554	[1]	54	[1]	54
Class B Common Stock
Stockholders’ Deficit:
Common stock	$ 125	[1]	$ 625		$ 625	[2]

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).